Offerings	Aug. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount of Registration Fee	$ 0
Offering Note

(1)	The amount of securities to be registered hereby is not specified as to each class of securities pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, which together shall have a maximum offering price not to exceed $500,000,000.
(2)	The Proposed Maximum Offering Price Per Unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(3)	The Maximum Aggregate Offering Price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(4)

Estimated solely for purposes of calculating the registration fee under Rule 457 under the Securities Act. No separate consideration will be received for preferred stock or common stock that are issued upon conversion or exchange of preferred stock registered hereunder or for preferred stock distributed upon termination of a deposit arrangement for depositary shares.

(5)	Any securities registered under the registration statement may be sold separately or as units with other securities registered under the registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Amount of Registration Fee	$ 0
Offering Note

(1)	The amount of securities to be registered hereby is not specified as to each class of securities pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, which together shall have a maximum offering price not to exceed $500,000,000.
(2)	The Proposed Maximum Offering Price Per Unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(3)	The Maximum Aggregate Offering Price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(4)

Estimated solely for purposes of calculating the registration fee under Rule 457 under the Securities Act. No separate consideration will be received for preferred stock or common stock that are issued upon conversion or exchange of preferred stock registered hereunder or for preferred stock distributed upon termination of a deposit arrangement for depositary shares.

(5)	Any securities registered under the registration statement may be sold separately or as units with other securities registered under the registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0
Offering Note

(1)	The amount of securities to be registered hereby is not specified as to each class of securities pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, which together shall have a maximum offering price not to exceed $500,000,000.
(2)	The Proposed Maximum Offering Price Per Unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(3)	The Maximum Aggregate Offering Price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(4)

Estimated solely for purposes of calculating the registration fee under Rule 457 under the Securities Act. No separate consideration will be received for preferred stock or common stock that are issued upon conversion or exchange of preferred stock registered hereunder or for preferred stock distributed upon termination of a deposit arrangement for depositary shares.

(5)	Any securities registered under the registration statement may be sold separately or as units with other securities registered under the registration statement.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Amount of Registration Fee	$ 0
Offering Note

(1)	The amount of securities to be registered hereby is not specified as to each class of securities pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, which together shall have a maximum offering price not to exceed $500,000,000.
(2)	The Proposed Maximum Offering Price Per Unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(3)	The Maximum Aggregate Offering Price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(4)

Estimated solely for purposes of calculating the registration fee under Rule 457 under the Securities Act. No separate consideration will be received for preferred stock or common stock that are issued upon conversion or exchange of preferred stock registered hereunder or for preferred stock distributed upon termination of a deposit arrangement for depositary shares.

(5)	Any securities registered under the registration statement may be sold separately or as units with other securities registered under the registration statement.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights
Amount of Registration Fee	$ 0
Offering Note

(1)	The amount of securities to be registered hereby is not specified as to each class of securities pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, which together shall have a maximum offering price not to exceed $500,000,000.
(2)	The Proposed Maximum Offering Price Per Unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(3)	The Maximum Aggregate Offering Price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(4)

Estimated solely for purposes of calculating the registration fee under Rule 457 under the Securities Act. No separate consideration will be received for preferred stock or common stock that are issued upon conversion or exchange of preferred stock registered hereunder or for preferred stock distributed upon termination of a deposit arrangement for depositary shares.

(5)	Any securities registered under the registration statement may be sold separately or as units with other securities registered under the registration statement.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units(5)
Amount of Registration Fee	$ 0
Offering Note

(1)	The amount of securities to be registered hereby is not specified as to each class of securities pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, which together shall have a maximum offering price not to exceed $500,000,000.
(2)	The Proposed Maximum Offering Price Per Unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(3)	The Maximum Aggregate Offering Price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(4)

Estimated solely for purposes of calculating the registration fee under Rule 457 under the Securities Act. No separate consideration will be received for preferred stock or common stock that are issued upon conversion or exchange of preferred stock registered hereunder or for preferred stock distributed upon termination of a deposit arrangement for depositary shares.

(5)	Any securities registered under the registration statement may be sold separately or as units with other securities registered under the registration statement.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note

(1)	The amount of securities to be registered hereby is not specified as to each class of securities pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, which together shall have a maximum offering price not to exceed $500,000,000.
(2)	The Proposed Maximum Offering Price Per Unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(3)	The Maximum Aggregate Offering Price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
(4)

Estimated solely for purposes of calculating the registration fee under Rule 457 under the Securities Act. No separate consideration will be received for preferred stock or common stock that are issued upon conversion or exchange of preferred stock registered hereunder or for preferred stock distributed upon termination of a deposit arrangement for depositary shares.

(5)	Any securities registered under the registration statement may be sold separately or as units with other securities registered under the registration statement.